Condensed Financial Information - Condensed Statements of Operations and Comprehensive Loss (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	May 31, 2013	Feb. 28, 2013	Nov. 30, 2012	Aug. 31, 2012	May 31, 2012	Feb. 29, 2012	Nov. 30, 2011	Aug. 31, 2011	May 31, 2013		May 31, 2012		May 31, 2011
Condensed Financial Statements, Captions [Line Items]
Net loss	$ (221.2)	$ (304.5)	$ (66.2)	$ (31.5)	$ (389.1)	$ (16.5)	$ (14.0)	$ (39.2)	$ (623.4)	[1]	$ (458.8)	[1]	$ (849.8)	[1]
Other comprehensive income (loss)									(128.8)	[1]	(48.9)	[1]	282.4	[1]
Comprehensive loss									(752.2)	[1]	(507.7)	[1]	(567.4)	[1]
LVB Acquisition, Inc.
Condensed Financial Statements, Captions [Line Items]
Equity in net loss of subsidiary									(623.4)		(458.8)		(849.8)
Net loss									(623.4)		(458.8)		(849.8)
Other comprehensive income (loss)									0		0		0
Comprehensive loss									$ (623.4)		$ (458.8)		$ (849.8)

[1]	Certain amounts have been reclassified to conform to the current presentation. See Note 1 to the consolidated financial statements for a description of the reclassification.